Business Acquisition (Narrative) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) business_acquisition	Dec. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Nov. 15, 2012 Songa Eclipse Ltd USD ($) option	Dec. 31, 2013 Songa Eclipse Ltd	Dec. 31, 2013 West Eclipse USD ($)	Mar. 25, 2013 Asia Offshore Drilling USD ($)	Dec. 31, 2013 Asia Offshore Drilling USD ($)	Aug. 23, 2013 Sevan Drilling ASA NOK	Jul. 02, 2013 Sevan Drilling ASA USD ($)	Jun. 27, 2013 Sevan Drilling ASA USD ($)	Feb. 08, 2013 Sevan Drilling ASA	Dec. 31, 2013 Sevan Drilling ASA USD ($)	Jun. 27, 2013 Sevan Drilling ASA NOK	Dec. 31, 2013 Sevan Driller and Sevan Brasil USD ($)	Dec. 31, 2013 Sevan Louisiana USD ($)	Jul. 02, 2013 Trade Accounts Receivable Sevan Drilling ASA USD ($)
Business Acquisition [Line Items]
Fair value of consideration transferred					$ 590						$ 78
Number of one year option to extend the contract					3
Option Period						1 year
Prepayment before the acquisition					59
Operating Revenue							194		75					169
Net Income							42		37					31
Seadrill's ownership after the offering								66.18%		50.11%	50.10%
Per share price of shares issued (in NOK per share)										3.95					3.9311
Business Acquisition, Number of Shares Acquired										47,394		120,065,464
Consideration received from shares issued	0	0	26									78
Number of business acquisitions		0
Below market contracts, accumulated amortization																20	1
Remeasurement gain														8
Percentage of equity method investment ownership (in hundredths)													29.90%
Trade and other receivables											49
Business Combination, Acquired Receivables, Fair Value																		24
Gain on bargain purchase	32	0	0					15			17
Cumulative number of shares issued										297,941,358
Purchase price of Universal Wireline				$ 26